Basis of Presentation and Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for Doubtful Accounts, Premiums and Other Receivables		$ 119,000,000
Total stockholders' equity	22,447,000,000	21,486,000,000	18,754,000,000	16,200,000,000
Percentage of net written premium for participating property and casualty insurance policies	10.00%	9.00%	8.00%
Participating dividend to policyholders	14,000,000	18,000,000	5,000,000
Participating policies as percentage of gross insurance in force	1.00%
Policy holder dividends	20,000,000	17,000,000	21,000,000
Valuation allowance, loss contingency for Loans with an LTV ratio	90.00%
Days after due payment date interest income ceases to accrue	60 days
Maximum uncollateralized threshold for derivative counter party for single level entity	10,000,000
Max percentage of equity to reinsurance credit risk	10.00%
Gross profit estimates term for most life insurance product contacts	20 years
Accumulated depreciation	2,000,000,000	2,100,000,000
Depreciation	183,000,000	216,000,000	276,000,000
Percentage of weighted average interest rate	4.00%	4.40%	4.80%
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity		22,910,000,000		17,900,000,000
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity		$ (1,424,000,000)		$ (1,700,000,000)